Goodwill And Other Intangible Assets (Schedule Of Amortized Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Gross carrying amount	$ 19,368	$ 20,211
Accumulated amortization	16,384	15,217
AT&T Mobility LLC [Member]
Gross carrying amount	6,845	6,987
Accumulated amortization	5,906	5,240
Bellsouth [Member]
Gross carrying amount	9,205	9,215
Accumulated amortization	7,686	6,807
AT&T Corp [Member]
Gross carrying amount	2,483	3,134
Accumulated amortization	2,205	2,647
Other Customer Lists And Relationships [Member]
Gross carrying amount	350	350
Accumulated amortization	329	284
Other Intangible Assets Subtotal [Member]
Gross carrying amount	18,883	19,686
Accumulated amortization	16,126	14,978
Other Intangible Assets [Member]
Gross carrying amount	485	525
Accumulated amortization	$ 258	$ 239